Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Share Capital

	2017	2016
	RMB million	RMB million
Registered, issued and paid up capital:
4,039,228,665 domestic state-owned shares of RMB1.00 each (2016: 4,039,228,665 shares of RMB1.00 each)	4,039	4,039
2,983,421,335 A shares of RMB1.00 each (2016: 2,983,421,335 shares of RMB1.00 each)	2,984	2,984
3,065,523,272 H shares of RMB1.00 each (2016: 2,794,917,000 shares of RMB1.00 each)	3,065	2,795

	10,088	9,818

(i)	All the domestic state-owned, H and A shares rank pari passu in all material respects.
(ii)	On August 10, 2017, the Company issued 270,606,272 H shares to American Airlines, Inc. for a cash consideration equivalent to RMB1,321 million, of which RMB270 million was credited to share capital and RMB1,051 million was credited to share premium (Note 48 and Note 57). According to the Share Subscription Agreement signed by the Company and American Airlines, the H shares are subject to a lock-up period of three years.